UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Statement Regarding the Trust’s Liquidity Risk Management Program Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Balanced Index Strategy Fund	$1,000.00	$845.80	$0.37	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Balanced Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	51.5%

Domestic Equity Funds	36.3

International Equity Fund	12.2

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (36.3%):
1,135,355	AZL Mid Cap Index Fund, Class 2	$25,727,143
4,594,649	AZL S&P 500 Index Fund, Class 2	89,503,772
1,036,288	AZL Small Cap Stock Index Fund, Class 2	14,031,343

		129,262,258

Fixed Income Fund (51.5%):
18,410,934	AZL Enhanced Bond Index Fund	183,188,794

International Equity Fund (12.2%):
2,844,526	AZL International Index Fund, Class 2	43,578,139

Total Affiliated Investment Companies (Cost $296,655,961)		356,029,191

Total Investment Securities (Cost $296,655,961) — 100.0%		356,029,191
Net other assets (liabilities) — 0.0%†		10,036

Net Assets — 100.0%		$356,039,227

Percentages indicated are based on net assets as of June 30, 2022.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$296,655,961

Investments in affiliates, at value	$356,029,191
Receivable for capital shares issued	44,499
Receivable for affiliated investments sold	59,745
Prepaid expenses	1,160

Total Assets	356,134,595

Liabilities:
Cash overdraft	59,726
Payable for capital shares redeemed	4,804
Manager fees payable	14,944
Administration fees payable	5,775
Custodian fees payable	109
Administrative and compliance services fees payable	323
Transfer agent fees payable	710
Trustee fees payable	2,763
Other accrued liabilities	6,214

Total Liabilities	95,368

Net Assets	$356,039,227

Net Assets Consist of:
Paid in capital	$264,052,003
Total distributable earnings	91,987,224

Net Assets	$356,039,227

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,431,904
Net Asset Value (offering and redemption price per share)	$15.19

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from non-affiliates	$15

Total Investment Income	15

Expenses:
Management fees	98,935
Administration fees	30,488
Custodian fees	574
Administrative and compliance services fees	2,410
Transfer agent fees	2,512
Trustee fees	9,519
Professional fees	8,177
Shareholder reports	4,450
Other expenses	2,500

Total expenses	159,565

Net Investment Income/(Loss)	(159,550)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,881,345
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(68,616,157)

Net realized and Change in net unrealized gains/losses on investments	(66,734,812)

Change in Net Assets Resulting From Operations	$(66,894,362)

See accompanying notes to the financial statements.

3

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(159,550)	$3,700,360
Net realized gains/(losses) on investments	1,881,345	29,274,448
Change in unrealized appreciation/depreciation on investments	(68,616,157)	8,822,387

Change in net assets resulting from operations	(66,894,362)	41,797,195

Distributions to Shareholders:
Distributions	—	(29,204,021)

Change in net assets resulting from distributions to shareholders	—	(29,204,021)

Capital Transactions:
Proceeds from shares issued	2,214,949	33,603,341
Proceeds from dividends reinvested	—	29,204,021
Value of shares redeemed	(24,455,589)	(47,478,927)

Change in net assets resulting from capital transactions	(22,240,640)	15,328,435

Change in net assets	(89,135,002)	27,921,609
Net Assets:
Beginning of period	445,174,229	417,252,620

End of period	$356,039,227	$445,174,229

Share Transactions:
Shares issued	131,597	1,833,889
Dividends reinvested	—	1,683,229
Shares redeemed	(1,487,295)	(2,604,847)

Change in shares	(1,355,698)	912,271

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$17.96		$17.48	$16.46	$14.89	$16.34	$15.75

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.15 (a)	0.33 (a)	0.30 (a)	0.31	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(2.76)		1.56	1.62	2.22	(0.99)	1.62

Total from Investment Activities	(2.77)		1.71	1.95	2.52	(0.68)	1.77

Distributions to Shareholders From:
Net Investment Income	—		(0.34)	(0.33)	(0.38)	(0.16)	(0.38)
Net Realized Gains	—		(0.89)	(0.60)	(0.57)	(0.61)	(0.80)

Total Dividends	—		(1.23)	(0.93)	(0.95)	(0.77)	(1.18)

Net Asset Value, End of Period	$15.19		$17.96	$17.48	$16.46	$14.89	$16.34

Total Return(b)	(15.42	)%(c)	10.04%	12.24%	17.24%	(4.36)%	11.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$356,039		$445,174	$417,253	$397,402	$386,189	$448,381
Net Investment Income/(Loss)(d)	(0.08)%		0.85%	2.01%	1.87%	1.82%	0.78%
Expenses Before Reductions*(d)(e)	0.08%		0.08%	0.09%	0.09%	0.08%	0.08%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.09%	0.09%	0.08%	0.08%
Portfolio Turnover Rate	1	%(c)	13%	19%	5%	5%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$219,744,177	$1,130,760	$(14,088,604)	$(1,955,834)	$(21,641,705)	$183,188,794	18,410,934	$—	$—
AZL International Index Fund, Class 2	56,332,794	24,328	(2,313,799)	402,529	(10,867,713)	43,578,139	2,844,526	—	—
AZL Mid Cap Index Fund, Class 2	34,268,489		(2,044,347)	648,371	(7,145,370)	25,727,143	1,135,355	—	—
AZL S&P 500 Index Fund, Class 2	116,684,094	884,674	(5,320,737)	2,597,079	(25,341,338)	89,503,772	4,594,649	—	—
AZL Small Cap Stock Index Fund, Class 2	18,213,442	—	(751,268)	189,200	(3,620,031)	14,031,343	1,036,288	—	—

	$445,242,996	$2,039,762	$(24,518,755)	$1,881,345	$(68,616,157)	$356,029,191	28,021,752	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$356,029,191	$—	$—	$356,029,191

Total Investment Securities	$356,029,191	$—	$—	$356,029,191

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Balanced Index Strategy Fund	$2,039,763	$24,518,756

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2022, the Fund did not directly invest in derivatives.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $319,368,454. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$125,874,542
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$125,874,542

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$7,990,462	$21,213,559	$29,204,021

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Balanced Index Strategy Fund	$8,497,243	$24,509,801	$—	$125,874,542	$158,881,586

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

10

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Statement Regarding the Trust’s Liquidity Risk Management Program Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA Multi-Strategy Fund	$1,000.00	$863.30	$0.32	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.45	$0.35	0.07%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	46.8%

Fixed Income Fund	41.6

International Equity Fund	11.7

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (46.8%):
20,292,404	AZL DFA U.S. Core Equity Fund	$278,614,709
6,070,321	AZL DFA U.S. Small Cap Fund	73,450,882

		352,065,591

Fixed Income Fund (41.6%):
35,052,070	AZL DFA Five-Year Global Fixed Income Fund	312,313,940

International Equity Fund (11.7%):
8,689,465	AZL DFA International Core Equity Fund	88,111,172

Total Affiliated Investment Companies (Cost $702,499,237)		752,490,703

Total Investment Securities (Cost $702,499,237) — 100.1%		752,490,703
Net other assets (liabilities) — (0.1)%		(713,545)

Net Assets — 100.0%		$751,777,158

Percentages indicated are based on net assets as of June 30, 2022.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$702,499,237

Investments in affiliates, at value	$752,490,703
Interest and dividends receivable	1
Receivable for affiliated investments sold	115,318
Prepaid expenses	2,396

Total Assets	752,608,418

Liabilities:
Cash overdraft	115,317
Payable for capital shares redeemed	651,157
Manager fees payable	31,757
Administration fees payable	7,407
Custodian fees payable	196
Administrative and compliance services fees payable	853
Transfer agent fees payable	885
Trustee fees payable	7,200
Other accrued liabilities	16,488

Total Liabilities	831,260

Net Assets	$751,777,158

Net Assets Consist of:
Paid in capital	$618,318,987
Total distributable earnings	133,458,171

Net Assets	$751,777,158

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,394,428
Net Asset Value (offering and redemption price per share)	$13.33

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from non-affiliates	$1

Total Investment Income	1

Expenses:
Management fees	209,634
Administration fees	32,504
Custodian fees	846
Administrative and compliance services fees	5,185
Transfer agent fees	2,612
Trustee fees	20,512
Professional fees	17,645
Shareholder reports	9,851
Other expenses	5,600

Total expenses	304,389

Net Investment Income/(Loss)	(304,388)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	3,150,635
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(126,142,507)

Net realized and Change in net unrealized gains/losses on investments	(122,991,872)

Change in Net Assets Resulting From Operations	$(123,296,260)

See accompanying notes to the financial statements.

3

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(304,388)	$4,802,539
Net realized gains/(losses) on investments	3,150,635	77,843,439
Change in unrealized appreciation/depreciation on investments	(126,142,507)	41,094,500

Change in net assets resulting from operations	(123,296,260)	123,740,478

Distributions to Shareholders:
Distributions	—	(61,195,147)

Change in net assets resulting from distributions to shareholders	—	(61,195,147)

Capital Transactions:
Proceeds from shares issued	140,182	4,709,796
Proceeds from dividends reinvested	—	61,195,146
Value of shares redeemed	(62,710,864)	(131,578,754)

Change in net assets resulting from capital transactions	(62,570,682)	(65,673,812)

Change in net assets	(185,866,942)	(3,128,481)
Net Assets:
Beginning of period	937,644,100	940,772,581

End of period	$751,777,158	$937,644,100

Share Transactions:
Shares issued	9,914	298,193
Dividends reinvested	—	4,093,321
Shares redeemed	(4,358,219)	(8,451,340)

Change in shares	(4,348,305)	(4,059,826)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$15.44		$14.52	$14.36	$12.99	$14.19	$12.69

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.08 (a)	0.22 (a)	0.38 (a)	0.15	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(2.10)		1.89	1.20	1.73	(0.97)	1.46

Total from Investment Activities	(2.11)		1.97	1.42	2.11	(0.82)	1.61

Distributions to Shareholders From:
Net Investment Income	—		(0.25)	(0.45)	(0.16)	(0.17)	(0.11)
Net Realized Gains	—		(0.80)	(0.81)	(0.58)	(0.21)	—

Total Dividends	—		(1.05)	(1.26)	(0.74)	(0.38)	(0.11)

Net Asset Value, End of Period	$13.33		$15.44	$14.52	$14.36	$12.99	$14.19

Total Return(b)	(13.67	)%(c)	13.81%	10.64%	16.57%	(5.91)%	12.69%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$751,777		$937,644	$940,773	$983,277	$972,134	$1,204,197
Net Investment Income/(Loss)(d)	(0.07)%		0.50%	1.60%	2.74%	0.84%	1.02%
Expenses Before Reductions*(d)(e)	0.07%		0.07%	0.08%	0.07%	0.07%	0.07%
Expenses Net of Reductions*(d)	0.07%		0.07%	0.08%	0.07%	0.07%	0.07%
Portfolio Turnover Rate	—	(c)(f)	6%	18%	6%	7%	2%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Multi-Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$367,167,703	$78,841	$(33,022,895)	$(3,443,983)	$(18,465,726)	$312,313,940	35,052,070	$—	$—

AZL DFA International Core Equity Fund	112,815,044	—	(5,607,381)	931,375	(20,027,866)	88,111,172	8,689,465	—	—

AZL DFA U.S. Core Equity Fund	360,655,079	—	(16,841,434)	3,811,623	(69,010,559)	278,614,709	20,292,404	—	—

AZL DFA U.S. Small Cap Fund	97,278,433	—	(7,040,815)	1,851,620	(18,638,356)	73,450,882	6,070,321	—	—

	$937,916,259	$78,841	$(62,512,525)	$3,150,635	$(126,142,507)	$752,490,703	70,104,260	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$752,490,703	$—	$—	$752,490,703

Total Investment Securities	$752,490,703	$—	$—	$752,490,703

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Multi-Strategy Fund	$78,842	$62,512,525

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $763,672,724. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$191,267,637
Unrealized (depreciation)	(17,024,102)

Net unrealized appreciation/(depreciation)	$174,243,535

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$14,639,563	$46,555,584	$61,195,147

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Multi-Strategy Fund	$8,932,242	$73,578,654	$—	$174,243,535	$256,754,431

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund. As of June 30, 2022, the Fund had a controlling interest (in excess of 50%) in the AZL DFA Five-Year Global Fixed Income Fund, AZL DFA U.S. Core Equity Fund and AZL DFA US Small Cap Fund, which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

10

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Balanced Index Strategy Fund	$1,000.00	$854.00	$0.64	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	49.2%

Domestic Equity Funds	33.6

International Equity Fund	12.1

Total Investment Securities	94.9

Net other assets (liabilities)	5.1

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (94.9%):
Domestic Equity Funds (33.6%):
823,018	AZL Mid Cap Index Fund, Class 2	$18,649,583
2,997,544	AZL S&P 500 Index Fund, Class 2	58,392,166
749,064	AZL Small Cap Stock Index Fund, Class 2	10,142,329

		87,184,078

Fixed Income Fund (49.2%):
12,860,143	AZL Enhanced Bond Index Fund	127,958,423

International Equity Fund (12.1%):
2,059,989	AZL International Index Fund, Class 2	31,559,031

Total Affiliated Investment Companies (Cost $224,953,364)		246,701,532

Total Investment Securities (Cost $224,953,364) — 94.9%		246,701,532
Net other assets (liabilities) — 5.1%		13,200,917

Net Assets — 100.0%		$259,902,449

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	223	$(42,252,925)	$2,597,392

				$2,597,392

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	54	$6,400,688	$1,001

				$1,001

Total Net Futures Contracts				$2,598,393

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$224,953,364

Investments in affiliates, at value	$246,701,532
Cash	17,589
Deposit at broker for futures contracts collateral	13,350,673
Interest and dividends receivable	13,277
Prepaid expenses	838

Total Assets	260,083,909

Liabilities:
Payable for affiliated investments purchased	17,589
Payable for capital shares redeemed	125,352
Payable for variation margin on futures contracts	4,769
Manager fees payable	21,703
Administration fees payable	5,007
Custodian fees payable	117
Administrative and compliance services fees payable	207
Transfer agent fees payable	620
Trustee fees payable	1,761
Other accrued liabilities	4,335

Total Liabilities	181,460

Net Assets	$259,902,449

Net Assets Consist of:
Paid in capital	$239,003,171
Total distributable earnings	20,899,278

Net Assets	$259,902,449

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,170,610
Net Asset Value (offering and redemption price per share)	$12.28

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$37,215
Dividends from non-affiliates	8

Total Investment Income	37,223

Expenses:
Management fees	143,520
Administration fees	29,859
Custodian fees	698
Administrative and compliance services fees	1,735
Transfer agent fees	2,475
Trustee fees	6,861
Professional fees	5,890
Shareholder reports	3,746
Other expenses	2,042

Total expenses	196,826

Net Investment Income/(Loss)	(159,603)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,555,208
Net realized gains/(losses) on futures contracts	(2,519,790)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(47,456,022)
Change in net unrealized appreciation/depreciation on futures contracts	2,398,387

Net realized and Change in net unrealized gains/losses on investments	(46,022,217)

Change in Net Assets Resulting From Operations	$(46,181,820)

See accompanying notes to the financial statements.

3

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(159,603)	$2,411,227
Net realized gains/(losses) on investments	(964,582)	21,469,001
Change in unrealized appreciation/depreciation on investments	(45,057,635)	7,225,526

Change in net assets resulting from operations	(46,181,820)	31,105,754

Distributions to Shareholders:
Distributions	—	(22,484,516)

Change in net assets resulting from distributions to shareholders	—	(22,484,516)

Capital Transactions:
Proceeds from shares issued	2,306,446	15,897,547
Proceeds from dividends reinvested	—	22,484,516
Value of shares redeemed	(20,939,794)	(42,773,216)

Change in net assets resulting from capital transactions	(18,633,348)	(4,391,153)

Change in net assets	(64,815,168)	4,230,085
Net Assets:
Beginning of period	324,717,617	320,487,532

End of period	$259,902,449	$324,717,617

Share Transactions:
Shares issued	174,265	1,079,752
Dividends reinvested	—	1,618,756
Shares redeemed	(1,588,944)	(2,935,821)

Change in shares	(1,414,679)	(237,313)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$14.38		$14.04	$13.90	$12.37	$13.38	$12.74

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.11 (a)	0.24 (a)	0.25 (a)	0.24	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(2.09)		1.26	0.54	1.82	(0.82)	1.32

Total from Investment Activities	(2.10)		1.37	0.78	2.07	(0.58)	1.43

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.27)	(0.29)	(0.11)	(0.26)
Net Realized Gains	—		(0.77)	(0.37)	(0.25)	(0.32)	(0.53)

Total Dividends	—		(1.03)	(0.64)	(0.54)	(0.43)	(0.79)

Net Asset Value, End of Period	$12.28		$14.38	$14.04	$13.90	$12.37	$13.38

Total Return(b)	(14.60	)%(c)	10.02%	5.98%	16.92%	(4.44)%	11.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$259,902		$324,718	$320,488	$331,516	$301,934	$322,231
Net Investment Income/(Loss)(d)	(0.11)%		0.74%	1.82%	1.84%	1.79%	0.72%
Expenses Before Reductions*(d)(e)	0.14%		0.13%	0.14%	0.14%	0.13%	0.13%
Expenses Net of Reductions*(d)	0.14%		0.13%	0.14%	0.14%	0.13%	0.13%
Portfolio Turnover Rate	—	(c)(f)	10%	13%	9%	7%	9%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $9.4 million, and the monthly average notional amount for short contracts was $15.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$2,597,392	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	1,001	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(1,961,354)	$2,481,376

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(558,436)	(82,989)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$152,852,171	$—	$(8,608,356)	$(1,033,835)	$(15,251,557)	$127,958,423	12,860,143	$—	$—
AZL International Index Fund, Class 2	41,204,618	112,192	(2,187,203)	427,238	(7,997,814)	31,559,031	2,059,989	—	—
AZL Mid Cap Index Fund, Class 2	24,548,632	—	(1,196,056)	298,715	(5,001,708)	18,649,583	823,018	—	—
AZL S&P 500 Index Fund, Class 2	77,077,394	145,431	(3,946,627)	1,793,470	(16,677,502)	58,392,166	2,997,544	—	—
AZL Small Cap Stock Index Fund, Class 2	12,881,687	88,236	(369,773)	69,620	(2,527,441)	10,142,329	749,064	—	—

	$308,564,502	$345,859	$(16,308,015)	$1,555,208	$(47,456,022)	$246,701,532	19,489,758	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$246,701,532	$—	$—	$246,701,532

Total Investment Securities	246,701,532	—	—	246,701,532

Other Financial Instruments:*
Futures Contracts	2,598,392	—	—	2,598,392

Total Investments	$249,299,924	$—	$—	$249,299,924

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Balanced Index Strategy Fund	$345,862	$16,308,015

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $242,824,199. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$65,740,303
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$65,740,303

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$12,933,774	$9,550,742	$22,484,516

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Balanced Index Strategy Fund	$12,671,466	$10,911,345	$—	$65,740,303	$89,323,114

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$869.80	$0.70	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	43.6%

Fixed Income Fund	39.6

International Equity Fund	11.6

Total Investment Securities	94.8

Net other assets (liabilities)	5.2

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (94.8%):
Domestic Equity Funds (43.6%):
2,019,448	AZL DFA U.S. Core Equity Fund	$27,727,017
653,241	AZL DFA U.S. Small Cap Fund	7,904,213

		35,631,230

Fixed Income Fund (39.6%):
3,634,123	AZL DFA Five-Year Global Fixed Income Fund	32,380,037

International Equity Fund (11.6%):
935,746	AZL DFA International Core Equity Fund	9,488,466

Total Affiliated Investment Companies (Cost $72,383,854)		77,499,733

Total Investment Securities (Cost $72,383,854) — 94.8%		77,499,733
Net other assets (liabilities) — 5.2%		4,233,517

Net Assets — 100.0%		$81,733,250

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	62	$(11,747,450)	$842,837

				$842,837

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	14	$1,659,438	$(4,476)

				$(4,476)

Total Net Futures Contracts				$838,361

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$72,383,854

Investments in affiliates, at value	$77,499,733
Deposit at broker for futures contracts collateral	4,256,558
Interest and dividends receivable	4,188
Receivable for affiliated investments sold	37,232
Prepaid expenses	252

Total Assets	81,797,963

Liabilities:
Cash overdraft	37,230
Payable for capital shares redeemed	15,911
Payable for variation margin on futures contracts	1,590
Manager fees payable	4,426
Administration fees payable	3,592
Custodian fees payable	72
Administrative and compliance services fees payable	49
Transfer agent fees payable	450
Trustee fees payable	414
Other accrued liabilities	979

Total Liabilities	64,713

Net Assets	$81,733,250

Net Assets Consist of:
Paid in capital	$79,141,574
Total distributable earnings	2,591,676

Net Assets	$81,733,250

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,699,469
Net Asset Value (offering and redemption price per share)	$10.62

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$11,675
Dividends from non-affiliates	6

Total Investment Income	11,681

Expenses:
Management fees	90,191
Administration fees	28,704
Custodian fees	579
Administrative and compliance services fees	539
Transfer agent fees	2,408
Trustee fees	2,131
Professional fees	1,835
Shareholder reports	1,168
Other expenses	590

Total expenses before reductions	128,145
Less Management fees contractually waived	(45,095)
Less expenses contractually waived/reimbursed by the Manager	(15,406)

Net expenses	67,644

Net Investment Income/(Loss)	(55,963)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	138,275
Net realized gains/(losses) on futures contracts	(886,268)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(12,675,425)
Change in net unrealized appreciation/depreciation on futures contracts	779,030

Net realized and Change in net unrealized gains/losses on investments	(12,644,388)

Change in Net Assets Resulting From Operations	$(12,700,351)

See accompanying notes to the financial statements.

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AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(55,963)	$404,032
Net realized gains/(losses) on investments	(747,993)	7,098,818
Change in unrealized appreciation/depreciation on investments	(11,896,395)	4,745,683

Change in net assets resulting from operations	(12,700,351)	12,248,533

Distributions to Shareholders:
Distributions	—	(7,170,758)

Change in net assets resulting from distributions to shareholders	—	(7,170,758)

Capital Transactions:
Proceeds from shares issued	789,207	11,200,599
Proceeds from dividends reinvested	—	7,170,758
Value of shares redeemed	(6,334,141)	(14,138,661)

Change in net assets resulting from capital transactions	(5,544,934)	4,232,696

Change in net assets	(18,245,285)	9,310,471
Net Assets:
Beginning of period	99,978,535	90,668,064

End of period	$81,733,250	$99,978,535

Share Transactions:
Shares issued	69,519	894,545
Dividends reinvested	—	606,663
Shares redeemed	(561,131)	(1,137,291)

Change in shares	(491,612)	363,917

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$12.21		$11.58	$12.03	$10.65	$11.60	$10.36

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.05 (a)	0.16 (a)	0.31 (a)	0.08	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(1.58)		1.51	0.22	1.36	(0.79)	1.21

Total from Investment Activities	(1.59)		1.56	0.38	1.67	(0.71)	1.30

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.34)	(0.11)	(0.08)	(0.05)
Net Realized Gains	—		(0.76)	(0.49)	(0.18)	(0.16)	(0.01)

Total Dividends	—		(0.93)	(0.83)	(0.29)	(0.24)	(0.06)

Net Asset Value, End of Period	$10.62		$12.21	$11.58	$12.03	$10.65	$11.60

Total Return(b)	(13.02	)%(c)	13.74%	3.77%	15.81%	(6.22)%	12.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$81,733		$99,979	$90,668	$95,959	$86,601	$77,757
Net Investment Income/(Loss)(d)	(0.12)%		0.42%	1.44%	2.71%	0.91%	0.96%
Expenses Before Reductions*(d)(e)	0.28%		0.29%	0.30%	0.29%	0.29%	0.30%
Expenses Net of Reductions*(d)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	1	%(c)	13%	18%	10%	16%	15%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $2.2 million, and the monthly average notional amount for short contracts was $3.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$842,837	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	4,476

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(758,005)	$802,953

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(128,263)	(23,923)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

At June 30, 2022, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2022	Expires 12/31/2023	Expires 12/31/2024	Expires 12/31/2025	Total

AZL MVP DFA Multi-Strategy Fund	$34,113	$42,695	$34,818	$15,406	$127,032

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$37,767,059	$26,026	$(3,166,501)	$(319,851)	$(1,926,696)	$32,380,037	3,634,123	$—	$—
AZL DFA International Core Equity Fund	12,108,383	37,138	(604,302)	106,999	(2,159,752)	9,488,466	935,746	—	—
AZL DFA U.S. Core Equity Fund	35,037,922	391,990	(1,253,977)	254,509	(6,703,427)	27,727,017	2,019,448	—	—
AZL DFA U.S. Small Cap Fund	10,092,382	—	(399,237)	96,618	(1,885,550)	7,904,213	653,241	—	—

	$95,005,746	$455,154	$(5,424,017)	$138,275	$(12,675,425)	$77,499,733	7,242,558	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$77,499,733	$—	$—	$77,499,733

Total Investment Securities	77,499,733	—	—	77,499,733

Other Financial Instruments:*
Futures Contracts	838,361	—	—	838,361

Total Investments	$78,338,094	$—	$—	$78,338,094

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP DFA Multi-Strategy Fund	$455,154	$5,424,017

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $78,157,252. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$18,368,801
Unrealized (depreciation)	(1,520,307)

Net unrealized appreciation/(depreciation)	$16,848,494

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP DFA Multi-Strategy Fund	$3,153,404	$4,017,354	$7,170,758

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP DFA Multi-Strategy Fund	$3,205,862	$3,816,243	$—	$16,848,494	$23,870,599

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, , mark-to-market of and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fidelity Institutional Asset Management (“FIAM”) Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$874.50	$0.65	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Balanced Funds	94.3%

Total Investment Securities	94.3

Net other assets (liabilities)	5.7

Net Assets	100.0%

1

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Company (94.3%):
Balanced Funds (94.3%):
13,664,028	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$185,967,421

Total Affiliated Investment Company (Cost $168,963,043)		185,967,421

Total Investment Securities (Cost $168,963,043) — 94.3%		185,967,421
Net other assets (liabilities) — 5.7%		11,233,255

Net Assets — 100.0%		$197,200,676

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	220	$(41,684,500)	$2,692,426

				$2,692,426

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	55	$6,519,219	$34,419

				$34,419

Total Net Futures Contracts				$2,726,845

See accompanying notes to the financial statements.

2

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$168,963,043

Investments in affiliates, at value	$185,967,421
Deposit at broker for futures contracts collateral	11,319,212
Interest and dividends receivable	11,061
Receivable for affiliated investments sold	75,498
Prepaid expenses	638

Total Assets	197,373,830

Liabilities:
Cash overdraft	75,546
Payable for capital shares redeemed	63,218
Payable for variation margin on futures contracts	7,949
Manager fees payable	16,471
Administration fees payable	4,639
Custodian fees payable	99
Administrative and compliance services fees payable	147
Transfer agent fees payable	577
Trustee fees payable	1,247
Other accrued liabilities	3,261

Total Liabilities	173,154

Net Assets	$197,200,676

Net Assets Consist of:
Paid in capital	$189,135,644
Total distributable earnings	8,065,032

Net Assets	$197,200,676

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,638,915
Net Asset Value (offering and redemption price per share)	$11.85

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$27,424
Dividends from non-affiliates	15

Total Investment Income	27,439

Expenses:
Management fees	108,309
Administration fees	29,495
Custodian fees	633
Administrative and compliance services fees	1,307
Transfer agent fees	2,455
Trustee fees	5,170
Professional fees	4,439
Shareholder reports	3,365
Other expenses	1,353

Total expenses	156,526

Net Investment Income/(Loss)	(129,087)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,437,127
Net realized gains/(losses) on futures contracts	(912,798)
Change in net unrealized appreciation/depreciation on affiliated transactions	(32,574,487)
Change in net unrealized appreciation/depreciation on futures contracts	2,575,756

Net realized and Change in net unrealized gains/losses on investments	(29,474,402)

Change in Net Assets Resulting From Operations	$(29,603,489)

See accompanying notes to the financial statements.

3

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(129,087)	$881,696
Net realized gains/(losses) on investments	524,329	9,228,087
Change in unrealized appreciation/depreciation on investments	(29,998,731)	16,675,005

Change in net assets resulting from operations	(29,603,489)	26,784,788

Distributions to Shareholders:
Distributions	—	(15,134,637)

Change in net assets resulting from distributions to shareholders	—	(15,134,637)

Capital Transactions:
Proceeds from shares issued	800,605	4,587,179
Proceeds from dividends reinvested	—	15,134,637
Value of shares redeemed	(17,784,979)	(42,501,630)

Change in net assets resulting from capital transactions	(16,984,374)	(22,779,814)

Change in net assets	(46,587,863)	(11,129,663)
Net Assets:
Beginning of period	243,788,539	254,918,202

End of period	$197,200,676	$243,788,539

Share Transactions:
Shares issued	65,542	337,882
Dividends reinvested	—	1,160,632
Shares redeemed	(1,416,090)	(3,113,533)

Change in shares	(1,350,548)	(1,615,019)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$13.55		$13.00	$12.47	$11.17	$11.81	$10.79

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.05 (a)	0.27 (a)	0.27 (a)	0.28	— (b)
Net Realized and Unrealized
Gains/(Losses) on Investments	(1.69)		1.36	0.61	1.52	(0.52)	1.17

Total from Investment Activities	(1.70)		1.41	0.88	1.79	(0.24)	1.17

Distributions to Shareholders From:
Net Investment Income	—		(0.36)	(0.35)	(0.49)	(0.40)	(0.15)
Net Realized Gains	—		(0.50)	—	—	—	—

Total Dividends	—		(0.86)	(0.35)	(0.49)	(0.40)	(0.15)

Net Asset Value, End of Period	$11.85		$13.55	$13.00	$12.47	$11.17	$11.81

Total Return(c)	(12.55	)%(d)	11.07%	7.16%	16.25%	(2.14)%	10.93%
Ratios to Average Net
Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$197,201		$243,789	$254,918	$265,363	$245,936	$274,843
Net Investment Income/(Loss)(e)	(0.12)%		0.35%	2.19%	2.24%	2.12%	(0.09)%
Expenses Before Reductions*(e)(f)	0.14%		0.14%	0.15%	0.14%	0.14%	0.13%
Expenses Net of Reductions*(e)	0.14%		0.14%	0.15%	0.14%	0.14%	0.13%
Portfolio Turnover Rate	—	(b)(d)	3%	6%	7%	7%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005 or 0.5%.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money

6

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $6.9 million, and the monthly average notional amount for short contracts was $19.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$2,692,426	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	34,419	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(427,614)	$2,618,704

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(485,184)	(42,948)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL FIAM Multi-Strategy Fund	$231,703,402	$—	$(14,598,621)	$1,437,127	$(32,574,487)	$185,967,421	13,664,028	$—	$—

	$231,703,402	$—	$(14,598,621)	$1,437,127	$(32,574,487)	$185,967,421	13,664,028	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$185,967,421	$—	$—	$185,967,421

Total Investment Securities	185,967,421	—	—	185,967,421

Other Financial Instruments:*
Futures Contracts	2,726,845	—	—	2,726,845

Total Investments	$188,694,266	$—	$—	$188,694,266

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP FIAM Multi-Strategy Fund	$—	$14,598,619

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $185,158,767. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$46,544,635
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$46,544,635

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$6,339,708	$8,794,929	$15,134,637

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP FIAM Multi-Strategy Fund	$7,184,221	$3,099,513	$—	$46,544,635	$56,828,369

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP FusionSM Balanced Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Fusion Balanced Fund	$1,000.00	$854.50	$0.78	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.95	$0.85	0.17%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	49.2%

Domestic Equity Funds	31.1

International Equity Funds	14.7

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (31.1%):
1,130,961	AZL DFA U.S. Core Equity Fund	$15,528,098
782,897	AZL DFA U.S. Small Cap Fund	9,473,051
928,107	AZL Gateway Fund	13,086,314
677,402	AZL Mid Cap Index Fund, Class 2	15,349,935
3,738,914	AZL Russell 1000 Growth Index Fund, Class 2	63,150,251
5,170,782	AZL Russell 1000 Value Index Fund, Class 2	68,616,275
701,050	AZL Small Cap Stock Index Fund, Class 2	9,492,219

		194,696,143

Fixed Income Funds (49.2%):
4,907,919	AZL Enhanced Bond Index Fund	48,833,794
6,872,133	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	64,529,329
7,237,770	AZL MetWest Total Return Bond Fund	64,633,283
3,354,001	PIMCO VIT Income Portfolio	32,500,271
3,369,146	PIMCO VIT Low Duration Portfolio	32,647,022
6,865,036	PIMCO VIT Total Return Portfolio	64,599,986

		307,743,685

International Equity Funds (14.7%):
2,116,538	AZL DFA International Core Equity Fund	21,461,693
3,386,482	AZL International Index Fund, Class 2	51,880,908
2,822,820	AZL MSCI Emerging Markets Equity Index Fund, Class 2	18,517,699

		91,860,300

Total Affiliated Investment Companies (Cost $583,886,184)		594,300,128

Total Investment Securities (Cost $583,886,184) — 95.0%		594,300,128
Net other assets (liabilities) — 5.0%		31,127,297

Net Assets — 100.0%		$625,427,425

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	493	$(93,411,175)	$5,228,982

				$5,228,982

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	128	$15,172,000	$(10,117)

				$(10,117)

Total Net Futures Contracts				$5,218,865

See accompanying notes to the financial statements.

2

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$583,886,184

Investments in affiliates, at value	$594,300,128
Deposit at broker for futures contracts collateral	31,367,283
Interest and dividends receivable	288,803
Receivable for affiliated investments sold	218,996
Prepaid expenses	2,020

Total Assets	626,177,230

Liabilities:
Cash overdraft	476,081
Payable for capital shares redeemed	153,798
Payable for variation margin on futures contracts	13,114
Manager fees payable	78,636
Administration fees payable	7,075
Custodian fees payable	247
Administrative and compliance services fees payable	657
Transfer agent fees payable	855
Trustee fees payable	5,689
Other accrued liabilities	13,653

Total Liabilities	749,805

Net Assets	$625,427,425

Net Assets Consist of:
Paid in capital	$591,360,471
Total distributable earnings	34,066,954

Net Assets	$625,427,425

Shares of beneficial interest (unlimited number of shares authorized, no par value)	62,298,788
Net Asset Value (offering and redemption price per share)	$10.04

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from affiliates	$1,465,813
Interest	88,616
Dividends from non-affiliates	1

Total Investment Income	1,554,430

Expenses:
Management fees	695,871
Administration fees	31,777
Custodian fees	1,091
Administrative and compliance services fees	4,263
Transfer agent fees	2,575
Trustee fees	16,811
Professional fees	14,421
Shareholder reports	8,755
Other expenses	4,686

Total expenses before reductions	780,250
Less Management fees contractually waived	(173,971)

Net expenses	606,279

Net Investment Income/(Loss)	948,151

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,706,986
Net realized gains/(losses) on futures contracts	(6,877,497)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(111,579,808)
Change in net unrealized appreciation/depreciation on futures contracts	4,725,274

Net realized and Change in net unrealized gains/losses on investments	(112,025,045)

Change in Net Assets Resulting From Operations	$(111,076,894)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Balanced Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$948,151	$8,631,674
Net realized gains/(losses) on investments	(5,170,511)	58,611,047
Change in unrealized appreciation/depreciation on investments	(106,854,534)	5,241,201

Change in net assets resulting from operations	(111,076,894)	72,483,922

Distributions to Shareholders:
Distributions	—	(17,895,771)

Change in net assets resulting from distributions to shareholders	—	(17,895,771)

Capital Transactions:
Proceeds from shares issued	662,666	1,993,876
Proceeds from dividends reinvested	—	17,895,770
Value of shares redeemed	(49,265,914)	(117,103,853)

Change in net assets resulting from capital transactions	(48,603,248)	(97,214,207)

Change in net assets	(159,680,142)	(42,626,056)
Net Assets:
Beginning of period	785,107,567	827,733,623

End of period	$625,427,425	$785,107,567

Share Transactions:
Shares issued	61,340	173,506
Dividends reinvested	—	1,567,055
Shares redeemed	(4,573,938)	(10,136,507)

Change in shares	(4,512,598)	(8,395,946)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$11.75		$11.01	$11.24	$10.44	$11.91	$11.88

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.12 (a)	0.20 (a)	0.22 (a)	0.22	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	(1.72)		0.89	0.18	1.38	(0.83)	1.27

Total from Investment Activities	(1.71)		1.01	0.38	1.60	(0.61)	1.41

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.26)	(0.29)	(0.15)	(0.22)
Net Realized Gains	—		—	(0.35)	(0.51)	(0.71)	(1.16)

Total Dividends	—		(0.27)	(0.61)	(0.80)	(0.86)	(1.38)

Net Asset Value, End of Period	$10.04		$11.75	$11.01	$11.24	$10.44	$11.91

Total Return(b)	(14.55	)%(c)	9.20%	3.78%	15.76%	(5.40)%	12.23%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$625,427		$785,108	$827,734	$923,719	$919,206	$1,099,494
Net Investment Income/(Loss)(d)	0.27%		1.06%	1.88%	1.95%	1.74%	1.00%
Expenses Before Reductions*(d)(e)	0.22%		0.22%	0.23%	0.23%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.17%		0.17%	0.23%	0.23%	0.22%	0.22%
Portfolio Turnover Rate	—	(c)(f)	9%	17%	12%	15%	17%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $22.7 million, and the monthly average notional amount for short contracts was $32.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$5,228,982	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	10,117

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(5,527,884)	$4,941,908

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(1,349,613)	(216,634)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Balanced Fund	0.20%	0.30%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$27,941,892	$—	$(1,807,574)	$384,992	$(5,057,617)	$21,461,693	2,116,538	$—	$—
AZL DFA U.S. Core Equity Fund	20,086,112	—	(919,702)	352,207	(3,990,519)	15,528,098	1,130,961	—	—
AZL DFA U.S. Small Cap Fund	12,121,637	—	(503,898)	136,031	(2,280,719)	9,473,051	782,897	—	—
AZL Enhanced Bond Index Fund	58,465,846	—	(3,345,416)	(443,346)	(5,843,290)	48,833,794	4,907,919	—	—
AZL FIAM Total Bond Fund, Class 2	77,791,210	—	(4,590,521)	(364,781)	(8,306,579)	64,529,329	6,872,133	—	—
AZL Gateway Fund	15,879,837	—	(875,971)	142,780	(2,060,332)	13,086,314	928,107	—	—
AZL International Index Fund, Class 2	67,404,093	—	(3,011,261)	498,638	(13,010,562)	51,880,908	3,386,482	—	—
AZL MetWest Total Return Bond Fund	77,636,975	—	(4,249,772)	(697,176)	(8,056,744)	64,633,283	7,237,770	—	—
AZL Mid Cap Index Fund, Class 2	20,096,921	—	(898,864)	229,538	(4,077,660)	15,349,935	677,402	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	22,761,576	—	(321,860)	23,852	(3,945,869)	18,517,699	2,822,820	—	—
AZL Russell 1000 Growth Index Fund, Class 2	88,312,742	78,445	(301,079)	44,724	(24,984,581)	63,150,251	3,738,914	—	—
AZL Russell 1000 Value Index Fund, Class 2	88,988,474	—	(9,875,988)	2,149,276	(12,645,487)	68,616,275	5,170,782	—	—
AZL Small Cap Stock Index Fund, Class 2	12,091,075	—	(302,792)	53,291	(2,349,355)	9,492,219	701,050	—	—
PIMCO VIT Income Portfolio	39,472,198	528,070	(3,275,193)	27,981	(4,252,785)	32,500,271	3,354,001	528,070	—
PIMCO VIT Low Duration Portfolio	39,176,597	165,300	(4,720,161)	(185,734)	(1,788,980)	32,647,022	3,369,146	165,300	—
PIMCO VIT Total Return Portfolio	77,857,428	772,443	(4,455,869)	(645,287)	(8,928,729)	64,599,986	6,865,036	772,443	—

	$746,084,613	$1,544,258	$(43,455,921)	$1,706,986	$(111,579,808)	$594,300,128	54,061,958	$1,465,813	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$594,300,128	$—	$—	$594,300,128

Total Investment Securities	594,300,128	—	—	594,300,128

Other Financial Instruments:*
Future Contracts	5,218,865	—	—	5,218,865

Total Investments	$599,518,993	$—	$—	$599,518,993

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Balanced Fund	$1,544,258	$43,455,924

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $634,832,974. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$111,271,047
Unrealized (depreciation)	(19,408)

Net unrealized appreciation/(depreciation)	$111,251,639

During the year ended December 31, 2021, the Fund utilized $25,345,756 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Balanced Fund	$17,895,771	$—	$17,895,771

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Balanced Fund	$16,011,103	$25,319,801	$—	$111,251,639	$152,582,543

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP FusionSM Conservative Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Fusion Conservative Fund	$1,000.00	$867.30	$0.93	0.20%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Fusion Conservative Fund	$1,000.00	$1,023.80	$1.00	0.20%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	63.2%

Domestic Equity Funds	22.8

International Equity Funds	9.2

Total Investment Securities	95.2

Net other assets (liabilities)	4.8

Net Assets	100.0%

1

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.2%):
Domestic Equity Funds (22.8%):
223,281	AZL DFA U.S. Core Equity Fund	$3,065,654
145,967	AZL DFA U.S. Small Cap Fund	1,766,195
194,138	AZL Gateway Fund	2,737,342
152,758	AZL Mid Cap Index Fund, Class 2	3,461,507
838,015	AZL Russell 1000 Growth Index Fund, Class 2	14,154,080
1,077,344	AZL Russell 1000 Value Index Fund, Class 2	14,296,350
163,253	AZL Small Cap Stock Index Fund, Class 2	2,210,446

		41,691,574

Fixed Income Funds (63.2%):
1,836,737	AZL Enhanced Bond Index Fund	18,275,535
2,581,640	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	24,241,600
2,718,487	AZL MetWest Total Return Bond Fund	24,276,090
1,157,293	PIMCO VIT Income Portfolio	11,214,173
1,358,135	PIMCO VIT Low Duration Portfolio	13,160,331
2,578,480	PIMCO VIT Total Return Portfolio	24,263,499

		115,431,228

International Equity Funds (9.2%):
433,739	AZL DFA International Core Equity Fund	4,398,111
634,417	AZL International Index Fund, Class 2	9,719,263
417,606	AZL MSCI Emerging Markets Equity Index Fund, Class 2	2,739,493

		16,856,867

Total Affiliated Investment Companies (Cost $179,682,956)		173,979,669

Total Investment Securities (Cost $179,682,956) — 95.2%		173,979,669
Net other assets (liabilities) — 4.8%		8,845,569

Net Assets — 100.0%		$182,825,238

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	9/16/22	131	$(24,821,225)	$929,625

				$929,625

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	9/21/22	48	$5,689,500	$(29,687)

				$(29,687)

Total Net Futures Contracts				$899,938

See accompanying notes to the financial statements.

2

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$179,682,956

Investments in affiliates, at value	173,979,669
Deposit at broker for futures contracts collateral	9,158,132
Interest and dividends receivable	104,124
Receivable for investments sold	496,337
Prepaid expenses	581

Total Assets	183,738,843

Liabilities:
Cash overdraft	591,430
Payable for capital shares redeemed	285,380
Payable for variation margin on futures contracts	5,166
Manager fees payable	22,947
Administration fees payable	4,307
Custodian fees payable	138
Administrative and compliance services fees payable	128
Transfer agent fees payable	536
Trustee fees payable	1,077
Other accrued liabilities	2,496

Total Liabilities	913,605

Net Assets	$182,825,238

Net Assets Consist of:
Paid in capital	$180,713,002
Total distributable earnings	2,112,236

Net Assets	$182,825,238

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,052,717
Net Asset Value (offering and redemption price per share)	$10.72

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from affiliates	$533,272
Interest	26,432
Dividends from non-affiliates	46

Total Investment Income	559,750

Expenses:
Management fees	199,813
Administration fees	29,131
Custodian fees	952
Administrative and compliance services fees	1,196
Transfer agent fees	2,427
Trustee fees	4,736
Professional fees	4,067
Shareholder reports	2,409
Other expenses	1,269

Total expenses before reductions	246,000
Less Management fees contractually waived	(49,954)

Net expenses	196,046

Net Investment Income/(Loss)	363,704

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	751,692
Net realized gains/(losses) on futures contracts	(1,207,077)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(29,447,119)
Change in net unrealized appreciation/depreciation on futures contracts	762,933

Net realized and Change in net unrealized gains/losses on investments	(29,139,571)

Change in Net Assets Resulting From Operations	$(28,775,867)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Conservative Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$363,704	$2,674,716
Net realized gains/(losses) on investments	(455,385)	16,146,670
Change in unrealized appreciation/depreciation on investments	(28,684,186)	(4,710,756)

Change in net assets resulting from operations	(28,775,867)	14,110,630

Distributions to Shareholders:
Distributions	—	(5,520,754)

Change in net assets resulting from distributions to shareholders	—	(5,520,754)

Capital Transactions:
Proceeds from shares issued	5,925,081	22,638,031
Proceeds from dividends reinvested	—	5,520,754
Value of shares redeemed	(21,923,712)	(49,266,734)

Change in net assets resulting from capital transactions	(15,998,631)	(21,107,949)

Change in net assets	(44,774,498)	(12,518,073)
Net Assets:
Beginning of period	227,599,736	240,117,809

End of period	$182,825,238	$227,599,736

Share Transactions:
Shares issued	518,919	1,843,209
Dividends reinvested	—	455,884
Shares redeemed	(1,885,548)	(4,002,802)

Change in shares	(1,366,629)	(1,703,709)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$12.36		$11.93	$11.96	$11.16	$12.23	$11.89

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	0.14 (a)	0.23 (a)	0.25 (a)	0.23	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(1.66)		0.59	0.31	1.24	(0.67)	0.93

Total from Investment Activities	(1.64)		0.73	0.54	1.49	(0.44)	1.09

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.27)	(0.30)	(0.17)	(0.23)
Net Realized Gains	—		—	(0.30)	(0.39)	(0.46)	(0.52)

Total Dividends	—		(0.30)	(0.57)	(0.69)	(0.63)	(0.75)

Net Asset Value, End of Period	$10.72		$12.36	$11.93	$11.96	$11.16	$12.23

Total Return(b)	(13.27	)%(c)	6.15%	4.79%	13.54%	(3.75)%	9.31%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$182,825		$227,600	$240,118	$249,093	$235,129	$268,572
Net Investment Income/(Loss)(d)	0.36%		1.14%	1.96%	2.11%	1.83%	1.14%
Expenses Before Reductions*(d)(e)	0.25%		0.24%	0.25%	0.25%	0.24%	0.23%
Expenses Net of Reductions*(d)	0.20%		0.19%	0.25%	0.25%	0.24%	0.23%
Portfolio Turnover Rate	3	%(c)	15%	17%	21%	16%	18%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin

6

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $7.5 million, and the monthly average notional amount for short contracts was $6.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$929,625	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	29,687

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(718,114)	$869,847

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(488,963)	(106,914)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Conservative Fund	0.20%	0.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$5,768,878	$73,630	$(501,014)	$118,631	$(1,062,014)	$4,398,111	433,739	$—	$—

AZL DFA U.S. Core Equity Fund	4,043,677	65,494	(328,626)	124,825	(839,716)	3,065,654	223,281	—	—

AZL DFA U.S. Small Cap Fund	2,308,939	30,390	(177,283)	53,866	(449,717)	1,766,195	145,967	—	—

AZL Enhanced Bond Index Fund	22,145,524	35,205	(1,575,182)	(143,923)	(2,186,089)	18,275,535	1,836,737	—	—

AZL FIAM Total Bond Fund, Class 2	29,547,272	128,579	(2,210,049)	(93,168)	(3,131,034)	24,241,600	2,581,640	—	—

AZL Gateway Fund	3,429,976	11,915	(303,428)	58,221	(459,342)	2,737,342	194,138	—	—

AZL International Index Fund, Class 2	12,593,893	281,147	(849,636)	158,990	(2,465,131)	9,719,263	634,417	—	—

AZL MetWest Total Return Bond Fund	29,522,395	148,860	(2,137,830)	(273,219)	(2,984,116)	24,276,090	2,718,487	—	—

AZL Mid Cap Index Fund, Class 2	4,620,535	121,494	(419,793)	155,613	(1,016,342)	3,461,507	152,758	—	—

AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,429,809	149,536	(284,183)	31,713	(587,382)	2,739,493	417,606	—	—

AZL Russell 1000 Growth Index Fund, Class 2	18,402,908	2,467,361	(1,476,861)	22,215	(5,261,543)	14,154,080	838,015	—	—

AZL Russell 1000 Value Index Fund, Class 2	18,552,106	767,381	(2,864,184)	686,529	(2,845,482)	14,296,350	1,077,344	—	—

AZL Small Cap Stock Index Fund, Class 2	2,893,033	86,716	(241,888)	95,353	(622,768)	2,210,446	163,253	—	—

PIMCO VIT Income Portfolio	13,656,413	179,773	(1,184,355)	34,871	(1,472,529)	11,214,173	1,157,293	179,772	—

PIMCO VIT Low Duration Portfolio	15,816,060	67,090	(1,941,135)	(63,500)	(718,184)	13,160,331	1,358,135	65,681	—

PIMCO VIT Total Return Portfolio	29,598,029	447,615	(2,221,090)	(215,325)	(3,345,730)	24,263,499	2,578,480	287,819	—

	$216,329,447	$5,062,186	$(18,716,537)	$751,692	$(29,447,119)	$173,979,669	16,511,290	$533,272	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$173,979,669	$—	$—	$173,979,669

Total Investment Securities	173,979,669	—	—	173,979,669

Other Financial Instruments:*
Futures Contracts	899,938	—	—	899,938

Total Investments	$174,879,607	$—	$—	$174,879,607

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Conservative Fund	$5,062,188	$18,716,539

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $195,760,682. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$20,805,292
Unrealized (depreciation)	(236,527)

Net unrealized appreciation/(depreciation)	$20,568,765

During the year ended December 31, 2021, the Fund utilized $6,450,682 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Conservative Fund	$5,520,754	$—	$5,520,754

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Conservative Fund	$5,294,184	$6,167,412	$—	$20,568,765	$32,030,361

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP FusionSM Moderate Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Fusion Moderate Fund	$1,000.00	$845.90	$0.78	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.95	$0.85	0.17%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	39.5%

Domestic Equity Funds	36.8

International Equity Funds	18.7

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (36.8%):
4,679,523	AZL DFA U.S. Core Equity Fund	$64,249,853
2,120,690	AZL DFA U.S. Small Cap Fund	25,660,351
2,676,917	AZL Gateway Fund	37,744,528
2,195,244	AZL Mid Cap Index Fund, Class 2	49,744,232
9,322,813	AZL Russell 1000 Growth Index Fund, Class 2	157,462,306
12,821,044	AZL Russell 1000 Value Index Fund, Class 2	170,135,254
1,899,011	AZL Small Cap Stock Index Fund, Class 2	25,712,607

		530,709,131

Fixed Income Funds (39.5%):
9,472,514	AZL Enhanced Bond Index Fund	94,251,517
13,129,685	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	123,287,738
13,825,623	AZL MetWest Total Return Bond Fund	123,462,809
6,230,779	PIMCO VIT Income Portfolio	60,376,244
4,747,017	PIMCO VIT Low Duration Portfolio	45,998,593
13,113,643	PIMCO VIT Total Return Portfolio	123,399,383

		570,776,284

International Equity Funds (18.7%):
6,987,824	AZL DFA International Core Equity Fund	70,856,531
9,261,500	AZL International Index Fund, Class 2	141,886,173
8,728,162	AZL MSCI Emerging Markets Equity Index Fund, Class 2	57,256,745

		269,999,449

Total Affiliated Investment Companies (Cost $1,318,867,009)		1,371,484,864

Total Investment Securities (Cost $1,318,867,009) — 95.0%		1,371,484,864
Net other assets (liabilities) — 5.0%		71,442,145

Net Assets — 100.0%		$1,442,927,009

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	1,108	$(209,938,300)	$13,098,035

				$13,098,035

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	238	$28,210,438	$(9,950)

				$(9,950)

Total Net Futures Contracts				$13,088,085

See accompanying notes to the financial statements.

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,318,867,009

Investments in affiliates, at value	$1,371,484,864
Deposit at broker for futures contracts collateral	72,480,330
Interest and dividends receivable	542,889
Receivable for affiliated investments sold	597,365
Prepaid expenses	4,735

Total Assets	1,445,110,183

Liabilities:
Cash overdraft	1,067,489
Payable for capital shares redeemed	844,740
Payable for variation margin on futures contracts	22,653
Manager fees payable	182,041
Administration fees payable	9,639
Custodian fees payable	377
Administrative and compliance services fees payable	1,865
Transfer agent fees payable	1,110
Trustee fees payable	16,192
Other accrued liabilities	37,068

Total Liabilities	2,183,174

Net Assets	$1,442,927,009

Net Assets Consist of:
Paid in capital	$1,328,832,153
Total distributable earnings	114,094,856

Net Assets	$1,442,927,009

Shares of beneficial interest (unlimited number of shares authorized, no par value)	142,872,063
Net Asset Value (offering and redemption price per share)	$10.10

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from affiliates	$2,703,633
Interest	204,786

Total Investment Income	2,908,419

Expenses:
Management fees	1,618,679
Administration fees	35,446
Custodian fees	1,354
Administrative and compliance services fees	9,976
Transfer agent fees	2,743
Trustee fees	39,324
Professional fees	33,731
Shareholder reports	18,309
Other expenses	10,733

Total expenses before reductions	1,770,295
Less Management fees contractually waived	(404,677)

Net expenses	1,365,618

Net Investment Income/(Loss)	1,542,801

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	4,668,583
Net realized gains/(losses) on futures contracts	(17,465,064)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(274,967,513)
Change in net unrealized appreciation/depreciation on futures contracts	11,902,515

Net realized and Change in net unrealized gains/losses on investments	(275,861,479)

Change in Net Assets Resulting From Operations	$(274,318,678)

See accompanying notes to the financial statements.

3

AZL MVP Fusion Moderate Fund

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,542,801	$19,108,158
Net realized gains/(losses) on investments	(12,796,481)	140,772,455
Change in unrealized appreciation/depreciation on investments	(263,064,998)	38,699,650

Change in net assets resulting from operations	(274,318,678)	198,580,263

Distributions to Shareholders:
Distributions	—	(38,601,462)

Change in net assets resulting from distributions to shareholders	—	(38,601,462)

Capital Transactions:
Proceeds from shares issued	782,752	4,491,735
Proceeds from dividends reinvested	—	38,601,462
Value of shares redeemed	(115,547,369)	(264,486,763)

Change in net assets resulting from capital transactions	(114,764,617)	(221,393,566)

Change in net assets	(389,083,295)	(61,414,765)
Net Assets:
Beginning of period	1,832,010,304	1,893,425,069

End of period	$1,442,927,009	$1,832,010,304

Share Transactions:
Shares issued	73,020	394,315
Dividends reinvested	—	3,345,014
Shares redeemed	(10,614,359)	(22,707,643)

Change in shares	(10,541,339)	(18,968,314)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$11.94		$10.98	$11.16	$10.31	$11.97	$11.60

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.12 (a)	0.19 (a)	0.20 (a)	0.21	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.85)		1.09	0.26	1.53	(0.93)	1.46

Total from Investment Activities	(1.84)		1.21	0.45	1.73	(0.72)	1.58

Distributions to Shareholders From:
Net Investment Income	—		(0.25)	(0.23)	(0.29)	(0.14)	(0.20)
Net Realized Gains	—		—	(0.40)	(0.59)	(0.80)	(1.01)

Total Dividends	—		(0.25)	(0.63)	(0.88)	(0.94)	(1.21)

Net Asset Value, End of Period	$10.10		$11.94	$10.98	$11.16	$10.31	$11.97

Total Return(b)	(15.41	)%(c)	11.09%	4.54%	17.31%	(6.46)%	13.98%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,442,927		$1,832,010	$1,893,425	$2,032,770	$1,953,730	$2,361,486
Net Investment Income/(Loss)(d)	0.19%		1.01%	1.84%	1.81%	1.66%	0.90%
Expenses Before Reductions(d)(e)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions(d)	0.17%		0.17%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	—	(c)(f)	10%	18%	12%	18%	17%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money

6

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $53.3 million, and the monthly average notional amount for short contracts was $73.5 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$13,098,035	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	9,950

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(14,958,731)	$12,295,762

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(2,506,333)	(393,247)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Moderate Fund	0.20%	0.30%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$93,180,597	$—	$(6,860,078)	$1,483,104	$(16,947,092)	$70,856,531	6,987,824	$—	$—
AZL DFA U.S. Core Equity Fund	84,150,832	—	(4,801,781)	1,616,758	(16,715,956)	64,249,853	4,679,523	—	—
AZL DFA U.S. Small Cap Fund	33,221,577	—	(1,729,734)	474,447	(6,305,939)	25,660,351	2,120,690	—	—
AZL Enhanced Bond Index Fund	114,082,224	—	(7,576,913)	(1,135,108)	(11,118,686)	94,251,517	9,472,514	—	—
AZL FIAM Total Bond Fund, Class 2	150,037,904	—	(10,053,996)	(1,152,279)	(15,543,891)	123,287,738	13,129,685	—	—
AZL Gateway Fund	46,426,902	—	(3,112,146)	170,008	(5,740,236)	37,744,528	2,676,917	—	—
AZL International Index Fund, Class 2	185,015,693	—	(8,807,613)	1,458,238	(35,780,145)	141,886,173	9,261,500	—	—
AZL MetWest Total Return Bond Fund	149,740,460	—	(9,420,080)	(1,747,333)	(15,110,238)	123,462,809	13,825,623	—	—
AZL Mid Cap Index Fund, Class 2	65,527,708	—	(3,313,692)	865,816	(13,335,600)	49,744,232	2,195,244	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	69,388,891	—	—	—	(12,132,146)	57,256,745	8,728,162	—	—
AZL Russell 1000 Growth Index Fund, Class 2	219,697,935	—	(52,290)	17,282	(62,200,621)	157,462,306	9,322,813	—	—
AZL Russell 1000 Value Index Fund, Class 2	221,679,438	—	(25,452,952)	4,520,104	(30,611,336)	170,135,254	12,821,044	—	—
AZL Small Cap Stock Index Fund, Class 2	32,993,204	—	(1,038,335)	182,857	(6,425,119)	25,712,607	1,899,011	—	—
PIMCO VIT Income Portfolio	73,715,110	987,986	(6,417,124)	(252,302)	(7,657,426)	60,376,244	6,230,779	987,985	—
PIMCO VIT Low Duration Portfolio	52,466,332	231,002	(3,956,657)	(237,618)	(2,504,466)	45,998,593	4,747,017	231,003	—
PIMCO VIT Total Return Portfolio	150,165,203	1,484,644	(9,816,457)	(1,595,391)	(16,838,616)	123,399,383	13,113,643	1,484,645	—

	$1,741,490,010	$2,703,632	$(102,409,848)	$4,668,583	$(274,967,513)	$1,371,484,864	121,211,989	$2,703,633	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,371,484,864	$—	$—	$1,371,484,864

Total Investment Securities	1,371,484,864	—	—	1,371,484,864

Other Financial Instruments:*
Futures Contracts	13,088,085	—	—	13,088,085

Total Investments	$1,384,572,949	$—	$—	$1,384,572,949

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Moderate Fund	$2,703,633	$102,409,849

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,441,287,634. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$300,758,923
Unrealized (depreciation)	(556,547)

Net unrealized appreciation/(depreciation)	$300,202,376

During the year ended December 31, 2021, the Fund utilized $55,887,596 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Moderate Fund	$38,601,462	$—	$38,601,462

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Moderate Fund	$34,229,615	$68,869,325	$—	$300,202,376	$403,301,316

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund. As of June 30, 2022, the Fund had a controlling interest (in excess of 50%) in the AZL DFA Five-Year Global Fixed Income Fund and AZL MetWest Total Return Bond Fund, which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP Global Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 12

Statement Regarding the Trust’s Liquidity Risk Management Program Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$850.50	$0.60	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	49.1%

International Equity Funds	45.6%

Corporate Bonds	0.1%

Private Placements	0.1%

Common Stocks	0.1%

Convertible Bond	— †

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	94.9%

Australia	0.1

India	— †

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value

Common Stocks (0.1%):
Materials (0.1%):
145,123	Project Barkley(a)	$198,819

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	28,876

Total Common Stocks (Cost $653,277)		227,695

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	48,426
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	558,065

		606,491

Total Private Placements (Cost $485,379)		606,491

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Shares		Value

Corporate Bonds (0.1%):
Paper & Forest Products (0.1%):
52,331	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 8/8/22 @ 105.63(a)(b)	$52,331
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/8/22 @ 96(a)(b)	730,672

		783,003

Total Corporate Bonds (Cost $783,003)		783,003

Affiliated Investment Companies (94.7%):
Fixed Income Fund (49.1%):
27,432,568	AZL Enhanced Bond Index Fund	272,954,054

		272,954,054

International Equity Funds (45.6%):
4,151,321	AZL MSCI Emerging Markets Equity Index Fund, Class 2	27,232,667
16,916,819	AZL MSCI Global Equity Index Fund	226,347,036

		253,579,703

Total Affiliated Investment Companies (Cost $522,750,072)		526,533,757

Total Investment Securities (Cost $524,671,731) — 94.9%		528,150,946
Net other assets (liabilities) — 5.0%		27,876,055

Net Assets — 100.0%		$556,027,001

See accompanying notes to the financial statements.

2

Percentages indicated are based on net assets as of June 30, 2022.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.29% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.26% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—“ are either 0 or round to less than 1.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	404	$(76,547,900)	$4,445,393

				$4,445,393

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	116	$13,749,625	$(21,843)

				$(21,843)

Total Net Futures Contracts				$4,423,550

AZL MVP Global Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,921,659
Investments in affiliates, at cost	522,750,072

Investments in non-affiliates, at value	$1,617,189
Investments in affiliates, at value	526,533,757
Deposit at broker for futures contracts collateral	28,342,722
Interest and dividends receivable	29,277
Receivable for investments sold	169,190
Reclaims receivable	90,568
Prepaid expenses	1,776

Total Assets	556,784,479

Liabilities:
Cash overdraft	169,026
Payable for capital shares redeemed	505,512
Payable for variation margin on futures contracts	11,525
Manager fees payable	46,443
Administration fees payable	5,705
Custodian fees payable	2,482
Administrative and compliance services fees payable	474
Transfer agent fees payable	693
Trustee fees payable	4,085
Other accrued liabilities	11,533

Total Liabilities	757,478

Net Assets	$556,027,001

Net Assets Consist of:
Paid in capital	$550,836,746
Total distributable earnings	5,190,255

Net Assets	$556,027,001

Shares of beneficial interest (unlimited number of shares authorized, no par value)	53,101,904
Net Asset Value (offering and redemption price per share)	$10.47

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$80,657

Total Investment Income	80,657

Expenses:
Management fees	306,554
Administration fees	27,921
Custodian fees	11,386
Administrative and compliance services fees	3,327
Transfer agent fees	2,273
Trustee fees	13,130
Professional fees	11,265
Shareholder reports	9,905
Other expenses	3,620

Total expenses	389,381

Net Investment Income/(Loss)	(308,724)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(340)
Net realized gains/(losses) on affiliated underlying funds	857,970
Net realized gains/(losses) on futures contracts	(4,869,278)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(392,117)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(100,119,983)
Change in net unrealized appreciation/depreciation on futures contracts	3,993,203

Net realized and Change in net unrealized gains/losses on investments	(100,530,545)

Change in Net Assets Resulting From Operations	$(100,839,269)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(308,724)	$4,331,659
Net realized gains/(losses) on investments	(4,011,648)	40,077,421
Change in unrealized appreciation/depreciation on investments	(96,518,897)	10,489,059

Change in net assets resulting from operations	(100,839,269)	54,898,139

Distributions to Shareholders:
Distributions	—	(51,326,070)

Change in net assets resulting from distributions to shareholders	—	(51,326,070)

Capital Transactions:
Proceeds from shares issued	469,224	1,510,549
Proceeds from dividends reinvested	—	51,326,070
Proceeds from in-kind shares issued	—	—
Value of shares redeemed	(34,811,671)	(82,125,254)

Change in net assets resulting from capital transactions	(34,342,447)	(29,288,635)

Change in net assets	(135,181,716)	(25,716,566)
Net Assets:
Beginning of period	691,208,717	716,925,283

End of period	$556,027,001	$691,208,717

Share Transactions:
Shares issued	41,730	121,489
Shares from in-kind transactions	—	—
Dividends reinvested	—	4,298,666
Shares redeemed	(3,090,949)	(6,486,089)

Change in shares	(3,049,219)	(2,065,934)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019†		Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$12.31		$12.31	$12.99	$11.62		$12.59	$11.33

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.08 (a)	0.19 (a)	0.18	(a)	0.18	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(1.83)		0.89	0.73	1.68		(0.90)	1.20

Total from Investment Activities	(1.84)		0.97	0.92	1.86		(0.72)	1.31

Distributions to Shareholders From:
Net Investment Income	—		(0.20)	(1.22)	(0.23)		(0.18)	(0.05)
Net Realized Gains	—		(0.77)	(0.38)	(0.26)		(0.07)	—

Total Dividends	—		(0.97)	(1.60)	(0.49)		(0.25)	(0.05)

Net Asset Value, End of Period	$10.47		$12.31	$12.31	$12.99		$11.62	$12.59

Total Return(b)	(14.95	)%(c)	8.05%	7.81%	16.20%		(5.77)%	11.54%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$556,027		$691,209	$716,925	$763,705		$735,489	$834,164
Net Investment Income/(Loss)(d)	(0.10)%		0.61%	1.49%	1.40%		1.43%	0.97%
Expenses Before Reductions*(d)(e)	0.13%		0.13%	0.13%	0.66%		0.69%	0.71%
Expenses Net of Reductions*(d)	0.13%		0.13%	0.13%	0.66%		0.69%	0.71%
Portfolio Turnover Rate	—	(c)(f)	5%	9%	103	%(g)	39%	40%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

†	The amounts shown, where applicable, are consolidated through December 6, 2019. (See Note 2 — Consolidation of Subsidiaries.)

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

(g)	Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $20.0 million, and the monthly average notional amount for short contracts was $30.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$4,445,393	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	21,843

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(3,715,582)	$4,196,479

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(1,153,696)	(203,276)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Global Balanced Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$323,676,941	$98,469	$(16,111,156)	$(2,159,967)	$(32,550,233)	$272,954,054	27,432,568	$—	$—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	34,089,504	—	(1,090,867)	79,533	(5,845,503)	27,232,667	4,151,321	—	—
AZL MSCI Global Equity Index Fund	297,133,346	506,868	(12,507,335)	2,938,404	(61,724,247)	226,347,036	16,916,819	—	—

	$654,899,791	$605,337	$(29,709,358)	$857,970	$(100,119,983)	$526,533,757	48,500,708	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$—	$—	$227,695		$227,695
Private Placements+	—	—	606,491		606,491
Convertible Bond+	—	—	—	#	—
Corporate Bonds+	—	—	783,003		783,003
Affiliated Investment Companies	526,533,757	—	—		526,533,757

Total Investment Securities	526,533,757	—	1,617,189		528,150,946

Other Financial Instruments:*
Futures Contracts	4,423,550	—	—		4,423,550

Total Investments	$530,957,307	$—	$1,617,189		$532,574,496

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2022.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Global Balanced Index Strategy Fund	$607,349	$29,709,358

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2022 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Jawbone,	1/24/17	$—	$23,389	$—	0.00%

Lookout, Inc.,	3/4/15	3,384	5,547	48,426	0.01%

Lookout, Inc. Preferred Shares, Series F,	9/19/14	481,995	63,925	558,065	0.10%

Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/8/22 @ 96.00	10/25/18	730,672	730,672	730,672	0.13%

Quintis Pty, Ltd.,	10/25/18	370,915	386,370	28,876	0.01%

Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 8/8/22 @ 105.63	10/25/18	50,319	52,331	52,331	0.01%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	12/7/12	—	400,000	—	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

9. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

10. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $553,494,716. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$103,605,428
Unrealized (depreciation)	(202,526)

Net unrealized appreciation/(depreciation)	$103,402,902

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Global Balanced Index Strategy Fund	$37,629,606	$13,696,464	$51,326,070

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Global Balanced Index Strategy Fund	$35,754,613	$8,807,192	$—	$103,401,685	$147,963,490

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of passive foreign investment companies, return of capital from underlying investments, straddles and other miscellaneous differences.

11. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund. As of June 30, 2022, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index Fund, which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Growth Index Strategy Fund	$1,000.00	$838.50	$0.55	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.20	$0.60	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	50.8%

Fixed Income Fund	23.9

International Equity Fund	18.6

Total Investment Securities	93.3

Net other assets (liabilities)	6.7

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (93.3%):
Domestic Equity Funds (50.8%):
9,700,726	AZL Mid Cap Index Fund, Class 2	$219,818,449
37,223,045	AZL S&P 500 Index Fund, Class 2	725,104,909
8,195,535	AZL Small Cap Stock Index Fund, Class 2	110,967,547

		1,055,890,905

Fixed Income Fund (23.9%):
50,086,727	AZL Enhanced Bond Index Fund	498,362,931
International Equity Fund (18.6%):
25,204,875	AZL International Index Fund, Class 2	386,138,688

Total Affiliated Investment Companies (Cost $1,629,507,828)		1,940,392,524

Total Investment Securities (Cost $1,629,507,828) — 93.3%		1,940,392,524
Net other assets (liabilities) — 6.7%		138,687,736

Net Assets — 100.0%		$2,079,080,260

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	2,667	$(505,329,825)	$39,665,837

				$39,665,837

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	289	$34,255,531	$241,058

				$241,058

Total Net Futures Contracts				$39,906,895

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,629,507,828

Investments in affiliates, at value	$1,940,392,524
Deposit at broker for futures contracts collateral	141,292,847
Interest and dividends receivable	132,087
Receivable for affiliated investments sold	561,226
Prepaid expenses	6,879

Total Assets	2,082,385,563

Liabilities:
Cash overdraft	560,985
Payable for capital shares redeemed	2,427,412
Payable for variation margin on futures contracts	56,038
Manager fees payable	174,707
Administration fees payable	10,160
Custodian fees payable	387
Administrative and compliance services fees payable	2,652
Transfer agent fees payable	1,131
Trustee fees payable	22,730
Other accrued liabilities	49,101

Total Liabilities	3,305,303

Net Assets	$2,079,080,260

Net Assets Consist of:
Paid in capital	$1,861,180,467
Total distributable earnings	217,899,793

Net Assets	$2,079,080,260

Shares of beneficial interest (unlimited number of shares authorized, no par value)	148,877,968
Net Asset Value (offering and redemption price per share)	$13.97

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$303,777
Dividends from non-affiliates	3

Total Investment Income	303,780

Expenses:
Management fees	1,158,822
Administration fees	38,631
Custodian fees	1,438
Administrative and compliance services fees	14,472
Transfer agent fees	2,899
Trustee fees	57,211
Professional fees	49,037
Shareholder reports	22,819
Other expenses	15,459

Total expenses	1,360,788

Net Investment Income/(Loss)	(1,057,008)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	29,330,199
Net realized gains/(losses) on futures contracts	(23,914,901)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(458,009,681)
Change in net unrealized appreciation/depreciation on futures contracts	38,148,823

Net realized and Change in net unrealized gains/losses on investments	(414,445,560)

Change in Net Assets Resulting From Operations	$(415,502,568)

See accompanying notes to the financial statements.

3

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(1,057,008)	$21,820,473
Net realized gains/(losses) on investments	5,415,298	208,301,547
Change in unrealized appreciation/depreciation on investments	(419,860,858)	170,625,447

Change in net assets resulting from operations	(415,502,568)	400,747,467

Distributions to Shareholders:
Distributions	—	(239,202,740)

Change in net assets resulting from distributions to shareholders	—	(239,202,740)

Capital Transactions:
Proceeds from shares issued	4,025,114	9,801,680
Proceeds from dividends reinvested	—	239,202,741
Value of shares redeemed	(151,010,874)	(347,022,760)

Change in net assets resulting from capital transactions	(146,985,760)	(98,018,339)

Change in net assets	(562,488,328)	63,526,388
Net Assets:
Beginning of period	2,641,568,588	2,578,042,200

End of period	$2,079,080,260	$2,641,568,588

Share Transactions:
Shares issued	255,527	583,609
Dividends reinvested	—	15,139,414
Shares redeemed	(9,967,893)	(20,645,029)

Change in shares	(9,712,366)	(4,922,006)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$16.66		$15.77	$16.02	$13.99	$15.56	$14.08

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.14 (a)	0.26 (a)	0.26 (a)	0.26	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(2.68)		2.36	0.42	2.55	(1.22)	2.10

Total from Investment Activities	(2.69)		2.50	0.68	2.81	(0.96)	2.21

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.29)	(0.35)	(0.13)	(0.18)
Net Realized Gains	—		(1.31)	(0.64)	(0.43)	(0.48)	(0.55)

Total Dividends	—		(1.61)	(0.93)	(0.78)	(0.61)	(0.73)

Net Asset Value, End of Period	$13.97		$16.66	$15.77	$16.02	$13.99	$15.56

Total Return(b)	(16.15	)%(c)	16.40%	4.73%	20.52%	(6.45)%	15.96%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,079,080		$2,641,569	$2,578,042	$2,722,348	$2,423,165	$2,634,555
Net Investment Income/(Loss)(d)	(0.09)%		0.82%	1.76%	1.67%	1.71%	0.74%
Expenses Before Reductions*(d)(e)	0.12%		0.12%	0.12%	0.12%	0.12%	0.11%
Expenses Net of Reductions*(d)	0.12%		0.12%	0.12%	0.12%	0.12%	0.11%
Portfolio Turnover Rate	—	(c)(f)	6%	12%	5%	4%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $44.0 million, and the monthly average notional amount for short contracts was $274.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$39,665,837	Payable for variation margin on futures contracts*	$—
Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	241,058	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/ (Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(21,718,520)	$38,241,121
Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(2,196,381)	(92,298)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$582,601,042	$—	$(20,456,391)	$(3,967,350)	$(59,814,370)	$498,362,931	50,086,727	$—	$—
AZL International Index Fund, Class 2	511,613,042	—	(31,358,893)	4,099,733	(98,215,194)	386,138,688	25,204,875	—	—
AZL Mid Cap Index Fund, Class 2	305,093,027		(28,676,924)	6,825,901	(63,423,555)	219,818,449	9,700,726	—	—
AZL S&P 500 Index Fund, Class 2	957,053,324		(45,914,207)	19,108,147	(205,142,355)	725,104,909	37,223,045	—	—
AZL Small Cap Stock Index Fund, Class 2	156,760,310		(17,642,324)	3,263,768	(31,414,207)	110,967,547	8,195,535	—	—

	$2,513,120,745	$—	$(144,048,739)	$29,330,199	$(458,009,681)	$1,940,392,524	130,410,908	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,940,392,524	$—	$—	$1,940,392,524

Total Investment Securities	1,940,392,524	—	—	1,940,392,524

Other Financial Instruments:*
Futures Contracts	39,906,895	—	—	39,906,895

Total Investments	$1,980,299,419	$—	$—	$1,980,299,419

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Growth Index Strategy Fund	$—	$144,048,739

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,776,909,991. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$736,210,754
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$736,210,754

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Growth Index Strategy Fund	$125,623,238	$113,579,502	$239,202,740

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Growth Index Strategy Fund	$121,454,156	$107,713,842	$–	$736,210,754	$965,378,752

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Moderate Index Strategy Fund	$1,000.00	$843.90	$0.59	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	40.4%

Fixed Income Fund	39.5

International Equity Fund	14.7

Total Investment Securities	94.6

Net other assets (liabilities)	5.4

Net Assets	100.0%

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AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (94.6%):
Domestic Equity Funds (40.4%):
1,589,054	AZL Mid Cap Index Fund, Class 2	$36,007,956
5,879,449	AZL S&P 500 Index Fund, Class 2	114,531,664
1,354,648	AZL Small Cap Stock Index Fund, Class 2	18,341,931

		168,881,551

Fixed Income Fund (39.5%):
16,592,389	AZL Enhanced Bond Index Fund	165,094,269

International Equity Fund (14.7%):
3,991,595	AZL International Index Fund, Class 2	61,151,233

Total Affiliated Investment Companies (Cost $364,528,030)		395,127,053

Total Investment Securities (Cost $364,528,030) — 94.6%		395,127,053
Net other assets (liabilities) — 5.4%		22,582,003

Net Assets — 100.0%		$417,709,056

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	361	$(68,400,475)	$4,670,513

				$4,670,513

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	75	$8,889,844	$15,895

				$15,895

Total Net Futures Contracts				$4,686,408

See accompanying notes to the financial statements.

2

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$364,528,030

Investments in affiliates, at value	$395,127,053
Deposit at broker for futures contracts collateral	22,842,540
Interest and dividends receivable	22,256
Receivable for affiliated investments sold	134,189
Prepaid expenses	1,357

Total Assets	418,127,395

Liabilities:
Cash overdraft	134,275
Payable for capital shares redeemed	221,805
Payable for variation margin on futures contracts	8,345
Manager fees payable	34,951
Administration fees payable	6,082
Custodian fees payable	146
Administrative and compliance services fees payable	386
Transfer agent fees payable	745
Trustee fees payable	3,334
Other accrued liabilities	8,270

Total Liabilities	418,339

Net Assets	$417,709,056

Net Assets Consist of:
Paid in capital	$381,841,081
Total distributable earnings	35,867,975

Net Assets	$417,709,056

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,928,302
Net Asset Value (offering and redemption price per share)	$13.08

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$59,349
Dividends from non-affiliates	1

Total Investment Income	59,350

Expenses:
Management fees	231,139
Administration fees	30,839
Custodian fees	734
Administrative and compliance services fees	2,820
Transfer agent fees	2,532
Trustee fees	11,128
Professional fees	9,542
Shareholder reports	6,290
Other expenses	3,064

Total expenses	298,088

Net Investment Income/(Loss)	(238,738)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	3,689,433
Net realized gains/(losses) on futures contracts	(5,200,543)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(82,151,633)
Change in net unrealized appreciation/depreciation on futures contracts	4,347,303

Net realized and Change in net unrealized gains/losses on investments	(79,315,440)

Change in Net Assets Resulting From Operations	$(79,554,178)

See accompanying notes to the financial statements.

3

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(238,738)	$4,035,970
Net realized gains/(losses) on investments	(1,511,110)	41,148,740
Change in unrealized appreciation/depreciation on investments	(77,804,330)	17,688,368

Change in net assets resulting from operations	(79,554,178)	62,873,078

Distributions to Shareholders:
Distributions	—	(45,617,497)

Change in net assets resulting from distributions to shareholders	—	(45,617,497)

Capital Transactions:
Proceeds from shares issued	1,127,232	5,846,960
Proceeds from dividends reinvested	—	45,617,497
Value of shares redeemed	(27,835,925)	(78,601,729)

Change in net assets resulting from capital transactions	(26,708,693)	(27,137,272)

Change in net assets	(106,262,871)	(9,881,691)
Net Assets:
Beginning of period	523,971,927	533,853,618

End of period	$417,709,056	$523,971,927

Share Transactions:
Shares issued	78,371	367,334
Dividends reinvested	—	3,067,754
Shares redeemed	(1,952,101)	(4,974,236)

Change in shares	(1,873,730)	(1,539,148)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$15.50		$15.11	$14.96	$13.28	$14.68	$13.50

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.12 (a)	0.26 (a)	0.26 (a)	0.26	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(2.41)		1.70	0.64	2.17	(1.00)	1.64

Total from Investment Activities	(2.42)		1.82	0.90	2.43	(0.74)	1.76

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.27)	(0.32)	(0.13)	(0.24)
Net Realized Gains	—		(1.13)	(0.48)	(0.43)	(0.53)	(0.34)

Total Dividends	—		(1.43)	(0.75)	(0.75)	(0.66)	(0.58)

Net Asset Value, End of Period	$13.08		$15.50	$15.11	$14.96	$13.28	$14.68

Total Return(b)	(15.61	)%(c)	12.46%	6.44%	18.64%	(5.26)%	13.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$417,709		$523,972	$533,854	$534,298	$489,072	$551,868
Net Investment Income/(Loss)(d)	(0.10)%		0.76%	1.83%	1.77%	1.73%	0.73%
Expenses Before Reductions*(d)(e)	0.13%		0.13%	0.13%	0.13%	0.13%	0.12%
Expenses Net of Reductions*(d)	0.13%		0.13%	0.13%	0.13%	0.13%	0.12%
Portfolio Turnover Rate	—	(c)(f)	6%	18%	5%	5%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $13.7 million, and the monthly average notional amount for short contracts was $25.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$4,670,513	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	15,895	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(4,505,819)	$4,440,765

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(694,724)	(93,462)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$195,344,854		$(9,359,212)	$(1,161,036)	$(19,730,337)	$165,094,269	16,592,389	$—	$—
AZL International Index Fund, Class 2	79,559,857		(3,691,498)	623,615	(15,340,741)	61,151,233	3,991,595	—	—
AZL Mid Cap Index Fund, Class 2	48,455,219		(3,332,776)	849,031	(9,963,518)	36,007,956	1,589,054	—	—
AZL S&P 500 Index Fund, Class 2	150,357,182	630,347	(7,227,185)	3,087,472	(32,316,152)	114,531,664	5,879,449	—	—
AZL Small Cap Stock Index Fund, Class 2	24,282,630	—	(1,430,165)	290,351	(4,800,885)	18,341,931	1,354,648	—	—

	$497,999,742	$630,347	$(25,040,836)	$3,689,433	$(82,151,633)	$395,127,053	29,407,135	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1— quoted prices in active markets for identical assets
●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$395,127,053	$—	$—	$395,127,053

Total Investment Securities	395,127,053	—	—	395,127,053

Other Financial Instruments:*
Futures Contracts	4,686,408	—	—	4,686,408

Total Investments	$399,813,461	$—	$—	$399,813,461

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Moderate Index Strategy Fund	$630,348	$25,040,838

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $387,925,326. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$110,074,416
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$110,074,416

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$24,370,056	$21,247,441	$45,617,497

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Moderate Index Strategy Fund	$23,583,930	$21,582,585	$—	$110,074,416	$155,240,931

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

Statement Regarding the Trust’s Liquidity Risk Management Program Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$858.60	$0.55	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.20	$0.60	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	76.0%

Fixed Income Fund	17.3

Total Investment Securities	93.3

Net other assets (liabilities)	6.7

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (93.3%):
Domestic Equity Funds (76.0%):
16,468,327	AZL S&P 500 Index Fund, Class 2	$320,803,011
31,811,740	AZL T. Rowe Price Capital Appreciation Fund	596,152,016

		916,955,027

Fixed Income Fund (17.3%):
20,952,337	AZL Enhanced Bond Index Fund	208,475,752

Total Affiliated Investment Companies (Cost $988,250,362)		1,125,430,779

Total Investment Securities (Cost $988,250,362) — 93.3%		1,125,430,779
Net other assets (liabilities) — 6.7%		80,506,358

Net Assets — 100.0%		$1,205,937,137

Percentages indicated are based on net assets as of June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	1,570	$(297,475,750)	$23,386,205

				$23,386,205

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	256	$30,344,000	$240,005

				$240,005

Total Net Futures Contracts				$23,626,210

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$988,250,362

Investments in affiliates, at value	$1,125,430,779
Deposit at broker for futures contracts collateral	78,506,401
Interest and dividends receivable	72,508
Receivable for capital shares issued	2,120,441
Receivable for affiliated investments sold	346,067
Prepaid expenses	3,785

Total Assets	1,206,479,981

Liabilities:
Cash overdraft	346,094
Payable for capital shares redeemed	9,819
Payable for variation margin on futures contracts	36,961
Manager fees payable	100,386
Administration fees payable	8,496
Custodian fees payable	293
Administrative and compliance services fees payable	1,430
Transfer agent fees payable	989
Trustee fees payable	12,176
Other accrued liabilities	26,200

Total Liabilities	542,844

Net Assets	$1,205,937,137

Net Assets Consist of:
Paid in capital	$1,014,450,037
Total distributable earnings	191,487,100

Net Assets	$1,205,937,137

Shares of beneficial interest (unlimited number of shares authorized, no par value)	92,821,763
Net Asset Value (offering and redemption price per share)	$12.99

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$167,936
Dividends from non-affiliates	7

Total Investment Income	167,943

Expenses:
Management fees	658,775
Administration fees	34,683
Custodian fees	1,172
Administrative and compliance services fees	8,210
Transfer agent fees	2,720
Trustee fees	32,417
Professional fees	27,882
Shareholder reports	13,224
Other expenses	8,698

Total expenses	787,781

Net Investment Income/(Loss)	(619,838)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	8,749,620
Net realized gains/(losses) on futures contracts	(13,020,527)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(222,011,354)
Change in net unrealized appreciation/depreciation on futures contracts	22,659,301

Net realized and Change in net unrealized gains/losses on investments	(203,622,960)

Change in Net Assets Resulting From Operations	$(204,242,798)

See accompanying notes to the financial statements.

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(619,838)	$11,277,080
Net realized gains/(losses) on investments	(4,270,907)	152,587,780
Change in unrealized appreciation/depreciation on investments	(199,352,053)	63,749,923

Change in net assets resulting from operations	(204,242,798)	227,614,783

Distributions to Shareholders:
Distributions	—	(117,162,627)

Change in net assets resulting from distributions to shareholders	—	(117,162,627)

Capital Transactions:
Proceeds from shares issued	6,036,177	27,760,813
Proceeds from dividends reinvested	—	117,162,627
Value of shares redeemed	(73,834,606)	(150,065,830)

Change in net assets resulting from capital transactions	(67,798,429)	(5,142,390)

Change in net assets	(272,041,227)	105,309,766
Net Assets:
Beginning of period	1,477,978,364	1,372,668,598

End of period	$1,205,937,137	$1,477,978,364

Share Transactions:
Shares issued	438,807	1,873,539
Dividends reinvested	—	8,147,610
Shares redeemed	(5,271,102)	(9,940,639)

Change in shares	(4,832,295)	80,510

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$15.13		$14.07	$13.85	$11.96	$12.71	$11.47
Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.12 (a)	0.19 (a)	0.25 (a)	0.16	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(2.13)		2.21	0.87	2.27	(0.34)	1.50

Total from Investment Activities	(2.14)		2.33	1.06	2.52	(0.18)	1.61

Distributions to Shareholders From:
Net Investment Income	—		(0.55)	(0.39)	(0.25)	(0.13)	(0.15)
Net Realized Gains	—		(0.72)	(0.45)	(0.38)	(0.44)	(0.22)

Total Dividends	—		(1.27)	(0.84)	(0.63)	(0.57)	(0.37)

Net Asset Value, End of Period	$12.99		$15.13	$14.07	$13.85	$11.96	$12.71

Total Return(b)	(14.14	)%(c)	17.04%	8.02%	21.39%	(1.67)%	14.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,205,937		$1,477,978	$1,372,669	$1,325,661	$1,083,375	$1,096,093
Net Investment Income/(Loss)(d)	(0.09)%		0.78%	1.41%	1.90%	1.27%	1.03%
Expenses Before Reductions*(d)(e)	0.12%		0.12%	0.12%	0.12%	0.12%	0.12%
Expenses Net of Reductions*(d)	0.12%		0.12%	0.12%	0.12%	0.12%	0.12%
Portfolio Turnover Rate	—	(c)(f)	10%	10%	5%	5%	3%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2022, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $32.3 million, and the monthly average notional amount for short contracts was $146.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$23,386,205	Payable for variation margin on futures contracts*	$—
Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	240,005	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/ (Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(11,040,664)	$22,728,498
Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(1,979,863)	(69,197)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$232,814,119	$1,186,299	$—	$—	$(25,524,666)	$208,475,752	20,952,337	$—	$—
AZL S&P 500 Index Fund, Class 2	416,095,724	—	(13,502,124)	5,718,750	(87,509,339)	320,803,011	16,468,327	—	—
AZL T. Rowe Price Capital Appreciation Fund	755,651,464	—	(53,552,969)	3,030,870	(108,977,349)	596,152,016	31,811,740	—	—

	$1,404,561,307	$1,186,299	$(67,055,093)	$8,749,620	$(222,011,354)	$1,125,430,779	69,232,404	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,125,430,779	$—	$—	$1,125,430,779

Total Investment Securities	1,125,430,779	—	—	1,125,430,779

Other Financial Instruments:*
Futures Contracts	23,626,210	—	—	23,626,210

Total Investments	$1,149,056,989	$—	$—	$1,149,056,989

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,186,299	$67,055,094

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 30, 2021 was $1,047,481,761. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$357,079,546
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$357,079,546

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$68,964,639	$48,197,988	$117,162,627

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$116,758,788	$46,322,967	$–	$357,079,546	$520,161,301

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund. As of June 30, 2022, the Fund had a controlling interest (in excess of 50%) in the AZL T. Rowe Price Capital Appreciation Fund, which is affiliated with the Manager. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

11

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

Item 2. Code of Ethics.

Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date     September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date     September 1, 2022

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date     September 1, 2022